IFRS 7 Disclosures - Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders Arising from Changes to Public Equity Returns (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
-30% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	$ (3,150)	$ (3,270)
General fund equity investments	(1,350)	(1,140)
Total underlying sensitivity before hedging	(4,500)	(4,410)
Impact of macro and dynamic hedge assets	2,420	2,690
Net potential impact on net income attributed to shareholders after impact of hedging	(2,080)	(1,720)
-20% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	(1,850)	(1,930)
General fund equity investments	(840)	(720)
Total underlying sensitivity before hedging	(2,690)	(2,650)
Impact of macro and dynamic hedge assets	1,410	1,580
Net potential impact on net income attributed to shareholders after impact of hedging	(1,280)	(1,070)
-10% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	(800)	(860)
General fund equity investments	(410)	(330)
Total underlying sensitivity before hedging	(1,210)	(1,190)
Impact of macro and dynamic hedge assets	600	670
Net potential impact on net income attributed to shareholders after impact of hedging	(610)	(520)
+10% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	600	620
General fund equity investments	380	340
Total underlying sensitivity before hedging	980	960
Impact of macro and dynamic hedge assets	(620)	(580)
Net potential impact on net income attributed to shareholders after impact of hedging	360	380
20% change in market value equity.
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	1,040	1,060
General fund equity investments	760	680
Total underlying sensitivity before hedging	1,800	1,740
Impact of macro and dynamic hedge assets	(1,110)	(1,020)
Net potential impact on net income attributed to shareholders after impact of hedging	690	720
+30% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	1,350	1,360
General fund equity investments	1,130	1,020
Total underlying sensitivity before hedging	2,480	2,380
Impact of macro and dynamic hedge assets	(1,480)	(1,340)
Net potential impact on net income attributed to shareholders after impact of hedging	$ 1,000	$ 1,040